UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	09/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Short-Intermediate

Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
35	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2014, through September 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in the year when long-term interest rates moderated due to geopolitical and economic concerns.These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2014, through September 30, 2014, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2014, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.77%, Class D shares returned 0.85%, Class I shares returned 0.90%, and Class Y shares returned 0.90%.1 In comparison, the fund’s benchmark, the Barclays 3-Year Municipal Bond Index (the “Index”), produced a total return of 1.01% for the same period.2

Although longer term municipal bonds rallied over the reporting period when long-term interest rates moderated, yields of shorter term securities remained anchored by an unchanged overnight federal funds rate. The fund produced lower returns than its benchmark, primarily due to underweighted exposure to bonds with credit ratings toward the lower end of the market’s credit-quality spectrum.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of investment. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting.The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Forces Buoyed Municipal Bonds

In the weeks before the start of the reporting period, long-term interest rates had moderated due to renewed economic concerns in overseas markets and an economic soft patch in the United States caused by unusually harsh winter weather. The economic recovery got back on track in the spring, but supply-and-demand dynamics kept long-term rates low: less refinancing activity produced a reduced supply of newly issued securities over the first nine months of 2014, while demand intensified from investors seeking higher levels of current, after-tax income.

The economic rebound resulted in better underlying credit conditions for many municipal issuers during the reporting period. Tax revenues increased, enabling most states to achieve budget surpluses and replenish reserves. Isolated fiscal problems in Detroit and Puerto Rico were notable exceptions to the improving credit environment.

These factors had a far greater positive impact on long-term municipal bonds than on their short- to intermediate-term counterparts.The Federal Reserve Board (the “Fed”) left its target for short-term interest rates in a historically low range between 0% and 0.25%, which continued to serve as an anchor for shorter term bond yields.

Quality Bias Dampened Relative Performance

The fund produced mildly positive absolute returns over the reporting period, but its relative performance was constrained to a degree by is emphasis on higher quality securities, which generally underperformed their lower rated counterparts. Notable laggards included municipal bonds backed by revenues from water-and-sewer facilities, power plants, and special tax districts.The fund also encountered modest shortfalls from general obligation bonds issued by Illinois and New Jersey, which underperformed national averages.

The fund achieved better results compared to the benchmark from revenue bonds with credit ratings toward the lower end of the investment-grade range. Top performers included securities backed by revenues from airports and the states’ settlement of litigation with U.S. tobacco companies. Our interest rate strategies also added a degree of value, as we focused on municipal bonds with three- to five-year maturities, and we set the fund’s average duration in a position that was slightly longer than market averages. These strategies helped the fund earn incrementally higher levels of current income and take greater advantage of relatively steep yield differences along the short- to intermediate-term maturity spectrum.

Maintaining a Constructive Investment Posture

The U.S. economic recovery has gained momentum, but recent signals from the Fed suggest that short-term interest rates are likely to remain near current levels for the foreseeable future. In addition, yield differences have remained relatively steep along the short- to intermediate-term maturity range.Therefore, we have maintained the fund’s generally constructive investment posture, including an emphasis on revenue-backed bonds and a long average duration. However, we also have retained our focus on higher quality securities, which we currently regard as more attractively valued than lower rated bonds. In our view, these are prudent strategies until we see more solid evidence that short-term interest rates are likely to rise.

October 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Had this charge been reflected, returns would have been lower. Class D, I, andY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2014 to September 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2014

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.72	$2.97	$2.47	$2.47
Ending value (after expenses)	$1,007.70	$1,008.50	$1,009.00	$1,009.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2014

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.75	$2.99	$2.48	$2.48
Ending value (after expenses)	$1,021.36	$1,022.11	$1,022.61	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D, .49% for Class
I and .49% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.1%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/16	2,500,000	2,685,850
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	12/1/16	1,000,000	1,100,210
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/19	5,000,000	5,820,400
Arizona—2.0%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,624,863
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail Project)	5.00	7/1/17	3,000,000	3,358,500
Pima County,
Sewer System Revenue Obligations	5.00	7/1/16	2,000,000	2,162,180
California—2.6%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,684,610
California State Public Works
Board, LR (Judicial
Council of California)
(New Stockton Courthouse)	5.00	10/1/19	1,500,000	1,769,940
California State Public Works
Board, LR (Various Capital Projects)	4.00	10/1/16	2,000,000	2,147,440
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,438,662
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,584,168
Colorado—1.3%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000	1,097,180
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/18	1,180,000	1,356,976

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales
University Project)	5.00	4/1/18	2,000,000		2,240,920
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000		1,056,390
District of Columbia—.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000		1,320,528
Florida—8.2%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000		1,616,130
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000		5,560,300
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000		5,795,600
Citrus County,
PCR (Florida Power Corporation
Project) (Insured; XLCA)	0.31	1/1/18	6,550,000	[a]	6,378,062
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000		3,937,174
Florida Department of
Transportation, Turnpike Revenue	5.00	7/1/17	4,365,000		4,882,820
Higher Educational Facilities
Financing Authority,
Revenue (The University of
Tampa Project)	4.00	4/1/16	1,250,000		1,301,687
Jacksonville Electric Authority,
Electric System Revenue	5.00	10/1/16	1,920,000		2,097,619
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000		4,076,156
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000		1,148,104

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—3.7%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,416,884
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,365,450
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,740,750
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,028,508
Illinois—8.4%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.00	1/1/18	1,105,000	1,230,848
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/17	4,350,000	4,771,950
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	3,793,075
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	4.00	6/15/16	2,750,000	2,917,145
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,216,788
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,422,211
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,450,919

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Finance Authority,
Revenue (The University
of Chicago)	5.00	10/1/20	1,200,000	1,425,816
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,282,178
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,437,220
Indiana—1.7%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,636,050
Indiana Finance Authority,
State Revolving Fund
Program Bonds	5.25	2/1/19	2,690,000	3,169,681
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000	2,004,940
Kansas—.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,412,929
Louisiana—1.1%
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,745,253
Maryland—3.2%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/16	1,500,000	1,642,155
Maryland,
GO (State and Local
Facilities Loan)	5.25	8/1/20	5,000,000	6,078,950
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	6,000,000	6,470,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts—2.3%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,502,400
Massachusetts Development
Finance Agency,
Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	680,524
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	3,994,594
Michigan—4.1%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,333,722
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,152,540
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,279,180
Michigan Finance Authority,
State Aid Revenue (School
District of the City of Detroit)	2.85	8/20/15	4,100,000	4,116,728
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/19	5,000,000	5,751,500
Minnesota—1.7%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	6,057,369
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,672,441

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—1.1%
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2 Project)	4.00	1/1/19	1,500,000		1,673,280
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000		3,279,720
Nebraska—1.7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000		4,008,792
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,669,656
Nevada—1.9%
Nevada,
Highway Revenue
(Motor Vehicle Fuel Tax)	4.00	12/1/17	5,000,000		5,524,250
Nevada,
Unemployment Compensation
Fund Special Revenue	5.00	6/1/18	2,500,000		2,842,425
New Jersey—.6%
New Jersey Turnpike Authority,
Turnpike Revenue	0.59	1/1/18	2,500,000	[a]	2,499,950
New Mexico—1.7%
Albuquerque Bernalillo County
Water Utility Authority,
Senior Lien Joint Water and
Sewer System Revenue	5.00	7/1/20	1,675,000		1,997,454
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.63	8/1/17	5,395,000	[a]	5,416,418
New York—17.6%
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,480,850
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,096,170
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000		1,699,530

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/18	1,000,000	1,160,030
New York City,
GO	5.00	8/1/18	6,500,000	7,488,780
New York City,
GO	5.00	8/1/19	5,750,000	6,735,492
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000	2,179,820
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,484,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/17	5,000,000	5,578,600
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,856,223
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000	2,012,413
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing Program)	5.00	10/1/16	2,825,000	3,072,668
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	3/15/17	5,000,000	5,547,050
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	2/15/19	2,500,000	2,915,625
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	2/15/19	3,535,000	4,122,694
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	3,000,000	3,493,380

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,349,750
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,408,510
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/20	3,400,000	4,008,532
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,651,035
North Carolina—2.4%
North Carolina Municipal
Power Agency, Catawba
Electric Revenue	4.00	1/1/18	4,480,000	4,923,386
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,638,152
Ohio—1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,437,440
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/14	70,000	70,582
Oregon—.4%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/16	1,750,000	1,880,480
Pennsylvania—4.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	3,938,887
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,029,900
Pennsylvania Economic
Development Financing
Authority, SWDR (Waste
Management, Inc. Project)	4.70	11/1/14	3,500,000	3,511,270

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/17	10,835,000	12,142,459
Tennessee—.6%
Tennessee State School Bond
Authority, Higher Educational
Facilities Second Program Bonds	5.00	11/1/19	2,100,000	2,488,878
Texas—10.6%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,515,137
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,338,394
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,154,870
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,244,515
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,380,000	1,631,422
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,705,000
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000	3,317,664
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,135,506
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,513,581
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/16	1,000,000	1,081,190

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/20	6,000,000	7,115,700
San Antonio,
Water System Junior
Lien Revenue	5.00	5/15/19	1,000,000	1,172,100
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,507,424
University of Houston System Board
of Regents, Consolidated Revenue	5.00	2/15/16	4,415,000	4,700,783
Waco,
GO	4.00	2/1/16	1,000,000	1,048,210
Utah—2.2%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	4.00	7/1/17	7,000,000	7,645,750
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.00	7/1/19	2,000,000	2,342,460
Virginia—2.1%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,482,710
Virginia Public School Authority,
School Technology and
Security Notes	5.00	4/15/18	5,000,000	5,727,050
Washington—5.2%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,753,750
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,177,214

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Tobacco Settlement Authority of
Washington, Tobbaco
Settlement Revenue	5.00	6/1/18	3,650,000	4,137,239
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,410,950
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	5,976,363
Wisconsin—1.8%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,611,765
Wisconsin,
GO	5.00	5/1/18	2,410,000	2,764,535
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,519,210
Total Investments (cost $437,366,121)			98.5%	442,488,520
Cash and Receivables (Net)			1.5%	6,712,859
Net Assets			100.0%	449,201,379

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	20.4	County	3.8
Utility-Electric	13.9	Industrial	1.4
Education	12.0	Health Care	1.2
Special Tax	10.5	Lease	.9
State/Territory	10.3	Prerefunded	.0
Utility-Water and Sewer	6.2	Other	13.7
City	4.2		98.5

†	Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	437,366,121	442,488,520
Cash		10,665,042
Interest receivable		5,116,766
Receivable for shares of Beneficial Interest subscribed		98,480
Prepaid expenses		35,469
		458,404,277
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		219,317
Payable for investment securities purchased		8,753,430
Payable for shares of Beneficial Interest redeemed		143,524
Accrued expenses		86,627
		9,202,898
Net Assets ($)		449,201,379
Composition of Net Assets ($):
Paid-in capital		442,052,563
Accumulated undistributed investment income—net		27,043
Accumulated net realized gain (loss) on investments		1,999,374
Accumulated net unrealized appreciation
(depreciation) on investments		5,122,399
Net Assets ($)		449,201,379

Net Asset Value Per Share
	Class A	Class D	Class I	Class Y
Net Assets ($)	42,926,084	363,113,479	43,056,686	105,130
Shares Outstanding	3,274,023	27,700,792	3,283,684	8,017
Net Asset Value Per Share ($)	13.11	13.11	13.11	13.11

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	3,132,282
Expenses:
Management fee—Note 3(a)	1,142,899
Distribution fees—Note 3(b)	186,105
Shareholder servicing costs—Note 3(c)	127,119
Trustees’ fees and expenses—Note 3(d)	75,215
Professional fees	49,525
Registration fees	41,202
Custodian fees—Note 3(c)	22,053
Prospectus and shareholders’ reports	14,427
Loan commitment fees—Note 2	1,633
Miscellaneous	23,091
Total Expenses	1,683,269
Less—reduction in expenses due to undertaking—Note 3(a)	(317,884)
Less—reduction in fees due to earnings credits—Note 3(c)	(71)
Net Expenses	1,365,314
Investment Income—Net	1,766,968
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,176,671
Net unrealized appreciation (depreciation) on investments	921,889
Net Realized and Unrealized Gain (Loss) on Investments	2,098,560
Net Increase in Net Assets Resulting from Operations	3,865,528

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014[a]
Operations ($):
Investment income—net	1,766,968	4,869,610
Net realized gain (loss) on investments	1,176,671	3,594,107
Net unrealized appreciation
(depreciation) on investments	921,889	(6,317,655)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,865,528	2,146,062
Dividends to Shareholders from ($):
Investment income—net:
Class A	(141,745)	(493,768)
Class D	(1,430,626)	(4,103,590)
Class I	(167,148)	(309,979)
Class Y	(406)	(9)
Net realized gain on investments:
Class A	—	(507,717)
Class D	—	(3,580,425)
Class I	—	(235,946)
Class Y	—	(9)
Total Dividends	(1,739,925)	(9,231,443)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,447,669	34,196,464
Class D	27,705,590	111,679,891
Class I	12,930,415	24,088,649
Class Y	184,058	1,000
Dividends reinvested:
Class A	111,199	693,286
Class D	1,306,233	7,091,946
Class I	107,760	343,872
Cost of shares redeemed:
Class A	(12,766,446)	(46,004,442)
Class D	(53,574,648)	(203,790,036)
Class I	(6,309,079)	(18,153,720)
Class Y	(80,183)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(24,937,432)	(89,853,090)
Total Increase (Decrease) in Net Assets	(22,811,829)	(96,938,471)
Net Assets ($):
Beginning of Period	472,013,208	568,951,679
End of Period	449,201,379	472,013,208
Undistributed investment income—net	27,043	—

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	415,542	2,602,514
Shares issued for dividends reinvested	8,483	52,975
Shares redeemed	(974,222)	(3,508,013)
Net Increase (Decrease) in Shares Outstanding	(550,197)	(852,524)
Class D
Shares sold	2,114,609	8,509,132
Shares issued for dividends reinvested	99,684	541,819
Shares redeemed	(4,091,386)	(15,523,913)
Net Increase (Decrease) in Shares Outstanding	(1,877,093)	(6,472,962)
Class Ib
Shares sold	986,569	1,835,787
Shares issued for dividends reinvested	8,220	26,261
Shares redeemed	(481,521)	(1,382,275)
Net Increase (Decrease) in Shares Outstanding	513,268	479,773
Class Yb
Shares sold	14,053	76.45
Shares redeemed	(6,112)	—
Net Increase (Decrease) in Shares Outstanding	7,941	76.45

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended September 30, 2014, 3,865 Class I shares representing $50,638 were exchanged for
3,865 ClassY shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2014				Year Ended March 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.05		13.23	13.28	13.08	13.09	12.94
Investment Operations:
Investment income—net[b]	.04		.11	.14	.19	.23	.14
Net realized and unrealized
gain (loss) on investments	.06		(.06)	.02	.20	(.01)	.17
Total from Investment Operations	.10		.05	.16	.39	.22	.31
Distributions:
Dividends from
investment income—net	(.04)		(.11)	(.14)	(.19)	(.23)	(.16)
Dividends from net realized
gain on investments	—		(.12)	(.07)	—	—	—
Total Distributions	(.04)		(.23)	(.21)	(.19)	(.23)	(.16)
Net asset value, end of period	13.11		13.05	13.23	13.28	13.08	13.09
Total Return (%)[c]	.77	[d]	.43	1.13	3.02	1.68	2.43	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	[e]	.84	.84	.84	.84	.86	[e]
Ratio of net expenses
to average net assets	.74	[e]	.74	.79	.84	.84	.85	[e]
Ratio of net investment income
to average net assets	.63	[e]	.82	1.06	1.47	1.75	1.81	[e]
Portfolio Turnover Rate	19.84	[d]	34.38	27.16	30.99	20.09	10.06
Net Assets, end of period
($ x 1,000)	42,926		49,911	61,862	47,011	47,008	33,246

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2014				Year Ended March 31,
Class D Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.05		13.23	13.27	13.08	13.09	12.75
Investment Operations:
Investment income—net[a]	.05		.13	.16	.21	.25	.28
Net realized and unrealized
gain (loss) on investments	.06		(.06)	.03	.19	(.01)	.35
Total from Investment Operations	.11		.07	.19	.40	.24	.63
Distributions:
Dividends from
investment income—net	(.05)		(.13)	(.16)	(.21)	(.25)	(.29)
Dividends from net realized
gain on investments	—		(.12)	(.07)	—	—	—
Total Distributions	(.05)		(.25)	(.23)	(.21)	(.25)	(.29)
Net asset value, end of period	13.11		13.05	13.23	13.27	13.08	13.09
Total Return (%)	.85	[b]	.58	1.36	3.10	1.84	4.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.70	.69	.69	.70	.72
Ratio of net expenses
to average net assets	.59	[c]	.59	.64	.69	.70	.72
Ratio of net investment income
to average net assets	.78	[c]	.97	1.22	1.61	1.92	2.17
Portfolio Turnover Rate	19.84	[b]	34.38	27.16	30.99	20.09	10.06
Net Assets, end of period
($ x 1,000)	363,113		385,943	476,785	488,869	476,809	526,370

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2014				Year Ended March 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.05		13.23	13.28	13.08	13.09	12.76
Investment Operations:
Investment income—net[a]	.06		.14	.18	.23	.27	.28
Net realized and unrealized
gain (loss) on investments	.06		(.06)	.01	.19	(.01)	.36
Total from Investment Operations	.12		.08	.19	.42	.26	.64
Distributions:
Dividends from
investment income—net	(.06)		(.14)	(.17)	(.22)	(.27)	(.31)
Dividends from net realized
gain on investments	—		(.12)	(.07)	—	—	—
Total Distributions	(.06)		(.26)	(.24)	(.22)	(.27)	(.31)
Net asset value, end of period	13.11		13.05	13.23	13.28	13.08	13.09
Total Return (%)	.90	[b]	.60	1.46	3.26	1.96	5.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67	[c]	.63	.61	.60	.57	.59
Ratio of net expenses
to average net assets	.49	[c]	.49	.55	.60	.57	.59
Ratio of net investment income
to average net assets	.87	[c]	1.06	1.31	1.70	2.04	2.07
Portfolio Turnover Rate	19.84	[b]	34.38	27.16	30.99	20.09	10.06
Net Assets, end of period
($ x 1,000)	43,057		36,159	30,305	31,427	21,201	26,920

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	September 30, 2014	Year Ended
Class Y Shares	(Unaudited)	March 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.05	13.08
Investment Operations:
Investment income—net[b]	.06	.11
Net realized and unrealized
gain (loss) on investments	.06	.09
Total from Investment Operations	.12	.20
Distributions:
Dividends from investment income—net	(.06)	(.11)
Dividends from net realized gain on investments	—	(.12)
Total Distributions	(.06)	(.23)
Net asset value, end of period	13.11	13.05
Total Return (%)[c]	.90	1.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.69	.55
Ratio of net expenses to average net assets[d]	.49	.49
Ratio of net investment income
to average net assets[d]	.84	1.14
Portfolio Turnover Rate	19.84 [c]	34.38
Net Assets, end of period ($ x 1,000)	105	1

a	From July 1, 2013 (commencement of initial offering) to March 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and ClassY. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are generally reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data,

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	442,488,520	—	442,488,520

† See Statement of Investments for additional detailed categorizations.

At September 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2014 was as follows: tax-exempt income $4,907,346, ordinary income $25,563 and long-term capital gains $4,298,534. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from April 1, 2014 through August 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $317,884 during the period ended September 30, 2014.

During the period ended September 30, 2014, the Distributor retained $690 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended September 30, 2014, Class D shares were charged $186,105, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2014, Class A shares were charged $57,535, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2014, the fund was charged $31,314 for transfer agency services and $1,344 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $71.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2014, the fund was charged $22,053 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensates The Bank of New York Mellon for processing shareholder redemption drafts under a

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder draft processing agreement. During the period ended September 30, 2014, the fund was charged $977 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2014, the fund was charged $3,461 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $184,671, Distribution Plan fees $29,933, Shareholder Services Plan fees $8,698, custodian fees $21,624, Chief Compliance Officer fees $1,730 and transfer agency fees $13,296, which are offset against an expense reimbursement currently in effect in the amount of $40,635.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2014, amounted to $88,879,931 and $105,621,326, respectively.

At September 30, 2014, accumulated net unrealized appreciation on investments was $5,122,399, consisting of $5,155,250 gross unrealized appreciation and $32,851 gross unrealized depreciation.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 15-16, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians, and ranked first in Performance Group, for all periods.The Board also noted that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended May 31st and above the Performance Universe median for seven of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until August 15, 2015, so that the expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)